OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 9,155,627		¥ 10,559,983
Freight payables	1,134,905		1,108,065
Liability related to disposal of a subsidiary	570,463		576,293
Value-added tax and other tax payables	460,361		482,624
Commission payables	223,236		175,854
Accrued warranty cost	210,075		268,445
Accrued utilities, rentals and interest	109,401		319,991
Customs duties	100,020		98,278
Accrued professional service fees	74,201		80,365
Liabilities in the Trusts	59,054		2,706,444
Payables for investments	60,000		40,000
Contracted labor fees	49,318		30,488
Insurance premium payables	12,439		8,576
Others	138,364		117,437
Total	¥ 12,357,464	$ 1,767,094	¥ 16,572,843